Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	¥ 96,558	¥ 102,179
Accounts receivable, net of allowance for doubtful accounts	41,441	17,296
Amounts due from related parties	41,123	10,873
Prepaid expenses and other current assets	135,121	49,939
Total current assets	314,243	180,287
Property and equipment, net	67,405	56,967
Intangible assets, net	141	160
Goodwill	30,347	30,347
Deferred tax assets	6,290	8,498
Other non-current assets	47,177	54,489
Total assets	465,603	330,748
Current liabilities
Contract liabilities	135,703	131,840
Bank loan	33,572	43,219
Borrowings under financing arrangements	20,540	40,078
Accounts payable	10,615	8,555
Accrued expenses and other payables	48,211	24,354
Income tax payables	9,409	10,086
Amounts due to related parties	45,781	3,027
Total current liabilities	303,831	261,159
Borrowings under financing arrangements	24,987	44,178
Other payables	1,270	7,989
Deferred tax liabilities	4,285	1,315
Total liabilities	¥ 334,373	¥ 314,641